Parent Company Only Financial Information (Condensed Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Assets:
Total assets	¥ 367,650,018	¥ 353,824,625	¥ 331,753,283
Liabilities and Shareholders’ equity:
Total liabilities	351,353,496	337,580,071
Total shareholders’ equity	15,605,068	15,660,949
Total liabilities and equity	367,650,018	353,824,625
MUFG:
Assets:
Cash and interest-earning deposits with banking subsidiaries	231,389	229,380
Investments in subsidiaries and affiliated companies	16,504,756	16,658,522
Banking subsidiaries	11,731,745	12,793,367
Non-banking subsidiaries and affiliated companies	4,773,011	3,865,155
Loans to subsidiaries	10,062,030	9,208,439
Loans to subsidiaries, Banking subsidiaries	9,516,847	8,690,696
Loans to subsidiaries, Non-banking subsidiaries	545,183	517,743
Other assets	266,773	197,231
Total assets	27,064,948	26,293,572
Liabilities and Shareholders’ equity:
Short-term borrowings from banking subsidiaries	1,146,147	1,206,694
Long-term debt from non-banking subsidiaries and affiliated companies	24,535	15,897
Long-term debt	10,055,876	9,226,046
Other liabilities	233,322	183,986
Total liabilities	11,459,880	10,632,623
Total shareholders’ equity	15,605,068	15,660,949
Total liabilities and equity	¥ 27,064,948	¥ 26,293,572